UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21625

Intrepid Capital Management Funds Trust

(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106

Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis

1400 Marsh Landing Parkway, Suite 106

Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433

Registrant’s telephone number, including area code

Date of fiscal year end: 09/30/2026

Date of reporting period: 03/31/2026

Item 1. Reports to Stockholders.

(a)

Intrepid Capital Fund
Investor Class | ICMBX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$70	1.40%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$108,173,761
Number of Holdings	62
Net Advisory Fee Paid	$396,768
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Invesco Treasury Portfolio	6.9%
Alphabet, Inc.	4.7%
iShares Gold Trust	4.3%
Sprott, Inc.	3.3%
Berkshire Hathaway, Inc.	2.9%
Madison Square Garden Sports Corp.	2.8%
Liberty Live Holdings, Inc.	2.7%
FRP Holdings, Inc.	2.6%
TJX Cos., Inc.	2.6%
Permian Resources Corp.	2.5%

Industry	(%)
Media & Entertainment	17.8%
Financial Services	10.1%
Commercial & Professional Services	8.0%
Consumer Durables & Apparel	7.5%
Consumer Discretionary Distribution & Retail	6.3%
Food, Beverage & Tobacco	6.3%
Consumer Services	4.5%
Pharmaceuticals, Biotechnology & Life Sciences	4.5%
Cash & Other	35.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Capital Fund	PAGE 1	TSR-SAR-461195208

Intrepid Capital Fund
Institutional Class | ICMVX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.15%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$108,173,761
Number of Holdings	62
Net Advisory Fee Paid	$396,768
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Invesco Treasury Portfolio	6.9%
Alphabet, Inc.	4.7%
iShares Gold Trust	4.3%
Sprott, Inc.	3.3%
Berkshire Hathaway, Inc.	2.9%
Madison Square Garden Sports Corp.	2.8%
Liberty Live Holdings, Inc.	2.7%
FRP Holdings, Inc.	2.6%
TJX Cos., Inc.	2.6%
Permian Resources Corp.	2.5%

Industry	(%)
Media & Entertainment	17.8%
Financial Services	10.1%
Commercial & Professional Services	8.0%
Consumer Durables & Apparel	7.5%
Consumer Discretionary Distribution & Retail	6.3%
Food, Beverage & Tobacco	6.3%
Consumer Services	4.5%
Pharmaceuticals, Biotechnology & Life Sciences	4.5%
Cash & Other	35.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Capital Fund	PAGE 1	TSR-SAR-461195604

Intrepid Income Fund
Institutional Class | ICMUX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Intrepid Income Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,262,193,194
Number of Holdings	88
Net Advisory Fee Paid	$4,442,045
Portfolio Turnover	43%
Effective Duration	1.76 years
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
RealReal, Inc.	4.1%
United Natural Foods, Inc.	2.9%
Pitney Bowes, Inc.	2.8%
Beach Acquisition Bidco LLC	2.8%
ViaPath Technologies	2.7%
ANGI Group LLC	2.7%
Cinemark USA, Inc.	2.7%
PHH Escrow Issuer LLC/PHH Corp.	2.6%
Twilio, Inc.	2.6%
Liberty Broadband Corp.	2.4%

Industry	(%)
Financial Services	16.3%
Media & Entertainment	11.9%
Commercial & Professional Services	10.6%
Consumer Discretionary Distribution & Retail	9.5%
Consumer Services	7.1%
Consumer Staples Distribution & Retail	5.1%
Software & Services	5.0%
Consumer Durables & Apparel	4.9%
Pharmaceuticals, Biotechnology & Life Sciences	4.6%
Cash & Other	25.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Income Fund	PAGE 1	TSR-SAR-461195703

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form N-CSR, and is incorporated herein by reference.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Intrepid Funds
Intrepid Capital Fund
Intrepid Income Fund
Semi-Annual Financial Statements and
Other Information
March 31, 2026 (Unaudited)

Intrepid Capital Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.0%
Capital Goods - 2.8%
Acuity, Inc.	6,404	$1,794,529
Watsco, Inc.	3,521	1,280,904
		3,075,433
Commercial & Professional Services - 4.2%
ATENTO SA(a)(b)	96,558,308	0
Copart, Inc.(b)	34,852	1,157,086
SS&C Technologies Holdings, Inc.	16,119	1,089,161
UniFirst Corp.	9,231	2,322,427
		4,568,674
Consumer Discretionary Distribution & Retail - 2.6%
TJX Cos., Inc.	17,307	2,763,928
Consumer Durables & Apparel - 5.5%
Garmin Ltd.	8,004	1,857,008
Green Brick Partners, Inc.(b)	23,263	1,499,300
Levi Strauss & Co. - Class A	64,156	1,186,245
Polaris, Inc.	26,610	1,450,245
		5,992,798
Consumer Services - 4.0%
Airbnb, Inc. - Class A(b)	11,670	1,473,688
Liberty Live Holdings, Inc. - Class A(b)	31,368	2,874,563
		4,348,251
Consumer Staples Distribution & Retail - 3.6%
BJ’s Wholesale Club Holdings, Inc.(b)	18,141	1,785,437
Dollar Tree, Inc.(b)	18,897	2,069,411
		3,854,848
Energy - 2.5%
Permian Resources Corp.	124,509	2,654,532
Financial Services - 9.4%
Berkshire Hathaway, Inc. - Class B(b)	6,517	3,122,946
Cboe Global Markets, Inc.	3,859	1,084,649
Chicago Atlantic BDC, Inc.	38,198	356,769
Fiserv, Inc.(b)	16,676	930,521
Jefferies Financial Group, Inc.	28,188	1,163,319
Sprott, Inc.	24,961	3,566,927
		10,225,131
Food, Beverage & Tobacco - 4.5%
Becle SAB de CV	1,688,667	1,537,636
J M Smucker Co.	16,450	1,586,438
Philip Morris International, Inc.	10,420	1,722,843
		4,846,917

	Shares	Value
Household & Personal Products - 1.4%
Interparfums, Inc.	16,758	$1,522,297
Insurance - 3.8%
Markel Group, Inc.(b)	978	1,871,960
W R Berkley Corp.	34,245	2,269,759
		4,141,719
Materials - 1.4%
Scotts Miracle-Gro Co.	24,524	1,491,304
Media & Entertainment - 15.8%
Alphabet, Inc. - Class A	17,503	5,033,163
Atlanta Braves Holdings, Inc. - Class C(b)	54,826	2,341,070
IAC, Inc.(b)	45,588	1,824,888
Liberty Media Corp.-Liberty Formula One - Class C(b)	15,467	1,315,004
Madison Square Garden Sports Corp.(b)	9,465	3,042,051
Match Group, Inc.	53,439	1,641,112
Take-Two Interactive Software, Inc.(b)	9,872	1,949,720
		17,147,008
Real Estate Management & Development - 3.5%
FRP Holdings, Inc.(b)	127,956	2,799,677
Howard Hughes Holdings, Inc.(b)	14,854	939,664
		3,739,341
Software & Services - 1.0%
Dropbox, Inc. - Class A(b)	45,608	1,036,214
TOTAL COMMON STOCKS (Cost $62,248,180)		71,408,395
	Par
CORPORATE BONDS - 18.1%
Commercial & Professional Services - 3.4%
Atento Luxco 1 SA
12.00% (includes 12.00% PIK), 05/17/2028(a)(c)	$902,106	902,106
20.00% (includes 10.00% Cash and 10.00% PIK), 11/30/2029(a)(c)	534,307	534,307
Cimpress PLC, 7.38%, 09/15/2032(c)	2,296,000	2,271,971
		3,708,384
Consumer Discretionary Distribution & Retail - 3.7%
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029(c)	1,750,000	1,703,983
RealReal, Inc., 13.00% (includes 8.75% Cash and 4.25% PIK), 03/01/2029(c)	2,156,660	2,306,278
		4,010,261

The accompanying notes are an integral part of these financial statements.

1

Intrepid Capital Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Durables & Apparel - 2.0%
Beach Acquisition Bidco LLC, 10.75% PIK, 07/15/2033(c)	$2,000,000	$2,128,876
Consumer Services - 0.5%
Brinker International, Inc., 8.25%, 07/15/2030(c)	500,000	524,643
Food, Beverage & Tobacco - 1.8%
Turning Point Brands, Inc., 7.63%, 03/15/2032(c)	1,838,000	1,884,459
Media & Entertainment - 2.0%
Skillz, Inc., 10.25%, 12/15/2026(c)	2,216,000	2,207,690
Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
Celgene Corp., 3.90%, 02/20/2028	23,000	22,776
Trulieve Cannabis Corp., 10.50%, 12/17/2030	2,300,000	2,340,250
		2,363,026
Software & Services - 1.6%
Conduent Business Services LLC, 6.00%, 11/01/2029(c)	2,500,000	1,706,543
Telecommunication Services - 0.9%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028	1,000,000	1,014,290
TOTAL CORPORATE BONDS (Cost $19,764,436)		19,548,172
	Shares
EXCHANGE TRADED FUNDS - 4.3%
iShares Gold Trust(b)	52,279	4,608,917
TOTAL EXCHANGE TRADED FUNDS (Cost $1,511,974)		4,608,917
	Par
BANK LOANS - 3.2%
Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
COMMON C GP, LLC, 10.00%, 12/31/2026	$64,539	63,894
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2026	752,214	752,214
STIIIZY T/L (7/25), 15.50%, 07/30/2029	1,673,805	1,657,066
		2,473,174

		Par	Value
Telecommunication Services - 0.9%
ViaPath Technologies, Senior Secured First Lien, 11.17% (1 mo. SOFR US + 7.50%), 08/06/2029		$980,002	$984,290
TOTAL BANK LOANS (Cost $3,431,213)			3,457,464
		Shares
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Financial Services - 0.6%
Chicago Atlantic Real Estate Finance, Inc.		61,878	700,459
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $938,070)			700,459
PREFERRED STOCKS - 0.4%
Commercial & Professional Services - 0.4%
Atento Class A Preferred Shares, 12.00%, 02/23/2028(a)		815,537	407,769
TOTAL PREFERRED STOCKS (Cost $815,537)			407,769
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(b)
Put Options - 0.1%
Lien_Put, Counterparty: Chicago Atlantic Advisers, LLC, Expiration: 06/30/2026; Exercise Price: $13.23	$356,769	38,198	148,590
TOTAL PURCHASED OPTIONS (Cost $95,304)			148,590
WARRANTS - 0.0%(d)
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%(d)
Green Thumb Industries, Inc., Expires 10/15/2026, Exercise Price $30.02(b)		7,328	440
TOTAL WARRANTS (Cost $0)			440

The accompanying notes are an integral part of these financial statements.

2

Intrepid Capital Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.9%
Invesco Treasury Portfolio - Institutional Class, 3.56%(e)	7,433,352	$7,433,352
TOTAL MONEY MARKET FUNDS (Cost $7,433,352)		7,433,352
TOTAL INVESTMENTS - 99.6% (Cost $96,238,066)		$107,713,558
Other Assets in Excess of Liabilities - 0.4%		460,203
TOTAL NET ASSETS - 100.0%		$108,173,761

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,844,182 or 1.7% of net assets as of March 31, 2026.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $18,511,106 or 17.1% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

Intrepid Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 68.9%
Capital Goods - 1.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
10.00%, 11/15/2029(a)	$13,400,000	$13,217,671
9.00%, 06/15/2030	10,000,000	9,347,394
		22,565,065
Commercial & Professional Services - 7.3%
Atento Luxco 1 SA
12.00% (includes 12.00% PIK), 05/17/2028(a)(b)	9,106,806	9,106,806
20.00% (includes 10.00% Cash and 10.00% PIK), 11/30/2029(a)(b)	4,185,347	4,185,347
Cimpress PLC, 7.38%, 09/15/2032(a)	25,889,000	25,618,053
Deluxe Corp., 8.13%, 09/15/2029(a)	15,633,000	16,236,872
Pitney Bowes, Inc.
6.88%, 03/15/2027(a)	7,002,000	6,992,112
7.25%, 03/15/2029(a)	29,569,000	29,609,122
		91,748,312
Consumer Discretionary Distribution & Retail - 7.3%
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029(a)	15,114,000	14,716,569
Macy’s Retail Holdings LLC
6.38%, 03/15/2037	4,109,000	3,629,795
5.13%, 01/15/2042	400,000	297,056
Men’s Wearhouse LLC, 9.00%, 02/01/2031(a)	5,383,000	5,530,236
RealReal, Inc., 13.00% (includes 8.75% Cash and 4.25% PIK), 03/01/2029(a)	47,117,586	50,386,368
Upbound Group, Inc., 6.38%, 02/15/2029(a)	17,993,000	17,450,741
		92,010,765
Consumer Durables & Apparel - 2.7%
Beach Acquisition Bidco LLC, 10.75% PIK, 07/15/2033(a)	32,111,984	34,181,216
Consumer Services - 5.6%
Brinker International, Inc., 8.25%, 07/15/2030(a)	25,407,000	26,659,209
Full House Resorts, Inc., 8.25%, 02/15/2028(a)	28,533,000	26,036,363
GrubHub Holdings, Inc., 13.00%, 07/31/2030(a)	22,665,000	17,936,025
		70,631,597
Consumer Staples Distribution & Retail - 3.9%
KeHE Distributors LLC, 9.00%, 02/15/2029(a)	15,214,000	15,842,399

	Par	Value
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	$32,793,000	$32,841,337
		48,683,736
Energy - 2.1%
Alliance Resource Operating Partners LP, 8.63%, 06/15/2029(a)	10,555,000	10,973,284
Golar LNG Ltd., 7.50%, 10/02/2030(a)	15,250,000	15,435,196
		26,408,480
Equity Real Estate Investment Trusts (REITs) - 2.0%
Diversified Healthcare Trust
4.75%, 02/15/2028	9,000,000	8,656,589
7.25%, 10/15/2030(a)	16,000,000	16,154,496
		24,811,085
Financial Services - 11.6%
Advanced Flower Capital, Inc., 5.75%, 05/01/2027(a)	7,000,000	6,770,364
Enceladus Development Venture III LLC, 10.00%, 06/30/2026(a)	2,111,111	2,058,333
EZCORP, Inc., 7.38%, 04/01/2032(a)	11,000,000	11,514,525
FirstCash, Inc., 5.63%, 01/01/2030(a)	19,596,000	19,541,899
Great Ajax Operating Partnership LP, 9.88%, 09/01/2027(a)(c)	20,500,000	20,448,580
Green Dot Corp., 8.75%, 09/15/2029(a)	8,300,000	9,047,000
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030	200,000	5,028,000
PHH Escrow Issuer LLC/ PHH Corp., 9.88%, 11/01/2029(a)	32,000,000	30,903,645
PRA Group, Inc.
5.00%, 10/01/2029(a)	20,663,000	19,087,740
8.88%, 01/31/2030(a)	9,545,000	9,647,364
Rithm Capital Corp., 8.00%, 04/01/2029(a)	12,000,000	11,791,916
		145,839,366
Food, Beverage & Tobacco - 2.2%
Becle SAB de CV, 2.50%, 10/14/2031(a)	4,315,000	3,711,523
Turning Point Brands, Inc., 7.63%, 03/15/2032(a)	24,117,000	24,726,606
		28,438,129

The accompanying notes are an integral part of these financial statements.

4

Intrepid Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Materials - 2.9%
Magnera Corp., 4.75%, 11/15/2029(a)	$11,000,000	$9,930,447
Warrior Met Coal, Inc., 7.88%, 12/01/2028(a)	26,139,000	26,464,038
		36,394,485
Media & Entertainment - 9.3%
AMC Networks, Inc.
4.25%, 02/15/2029	4,500,000	3,794,641
10.50%, 07/15/2032(a)	11,337,000	11,201,440
ANGI Group LLC, 3.88%, 08/15/2028(a)	37,810,000	33,695,994
Cinemark USA, Inc., 5.25%, 07/15/2028(a)	33,632,000	33,366,085
Gray Media, Inc., 10.50%, 07/15/2029(a)	9,200,000	9,778,929
Skillz, Inc., 10.25%, 12/15/2026(a)	26,188,000	26,089,795
		117,926,884
Pharmaceuticals, Biotechnology & Life Sciences - 2.4%
Curaleaf Holdings, Inc., 11.50%, 02/18/2029	4,000,000	4,082,440
Trulieve Cannabis Corp., 10.50%, 12/17/2030(a)	26,400,000	26,861,997
		30,944,437
Real Estate Management & Development - 0.8%
Five Point Operating Co. LP, 8.00%, 10/01/2030(a)	9,931,000	9,916,721
Software & Services - 5.7%
Citrix Systems, Inc., 4.50%, 12/01/2027	14,473,000	13,728,952
Conduent Business Services LLC, 6.00%, 11/01/2029(a)	39,114,000	26,699,885
Twilio, Inc., 3.88%, 03/15/2031	34,425,000	31,927,671
		72,356,508
Transportation - 1.3%
CHC Group LLC, 11.75%, 09/01/2030(a)	16,690,000	16,260,687
TOTAL CORPORATE BONDS (Cost $877,071,085)		869,117,473
BANK LOANS - 13.5%
Commercial & Professional Services - 0.7%
Monitronics International, Inc., Senior Secured First Lien
11.69% (1 mo. SOFR US + 7.50%), 06/30/2028	863,704	862,896

	Par	Value
11.72% (3 mo. SOFR US + 7.50%), 06/30/2028	$8,220,770	$8,213,084
		9,075,980
Consumer Discretionary Distribution & Retail - 0.8%
Men’s Wearhouse LLC, Senior Secured First Lien, 9.42% (3 mo. SOFR US + 5.75%), 01/28/2031	10,500,000	10,509,870
Consumer Durables & Apparel - 2.1%
Peloton Interactive, Inc., Senior Secured First Lien, 9.17% (1 mo. SOFR US + 5.50%), 05/30/2029	25,905,718	26,010,895
Consumer Services - 1.4%
Catawba Nation Gaming Authority, Senior Secured First Lien, 8.42% (3 mo. SOFR US + 4.75%), 03/29/2032	16,874,001	17,179,926
Consumer Staples Distribution & Retail - 0.3%
United Natural Foods, Inc., First Lien, 8.42% (1 mo. Term SOFR + 4.75%), 05/01/2031	3,800,699	3,827,304
Energy - 1.3%
HighPeak Energy, Inc., Senior Secured First Lien, 11.44% (3 mo. SOFR US + 7.50%), 09/29/2028	17,000,000	16,872,500
Financial Services - 1.8%
Chicago Atlantic Real Estate Finance, Inc., 9.00% (Fixed Rate), 10/18/2028	17,500,000	17,412,500
HLF Financing Sarl LLC, 10.42% (1 mo. Term SOFR + 6.75%), 04/12/2029	5,000,000	5,020,700
		22,433,200
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
COMMON C GP, LLC, 10.00%, 12/31/2026	861,094	852,482
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2026	10,036,155	10,036,155
STIIIZY T/L (7/25), 15.50%, 07/30/2029	15,626,000	15,469,740
		26,358,377

The accompanying notes are an integral part of these financial statements.

5

Intrepid Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Software & Services - 0.3%
LXKernelmatter, 10.50% (Includes 10.50% PIK), 08/14/2026	$3,615,731	$3,615,731
Telecommunication Services - 2.7%
ViaPath Technologies, Senior Secured First Lien, 11.17% (1 mo. SOFR US + 7.50%), 08/06/2029	33,898,773	34,047,080
TOTAL BANK LOANS (Cost $169,631,177)		169,930,863
CONVERTIBLE BONDS - 6.2%
Consumer Discretionary Distribution & Retail - 1.2%
Groupon, Inc., 4.88%, 06/30/2030	19,250,000	15,769,600
Financial Services - 0.7%
PennyMac Corp., 8.50%, 06/01/2029	9,000,000	9,410,304
Media & Entertainment - 2.4%
Liberty Broadband Corp., 3.13%, 03/31/2053(a)	30,000,000	29,955,000
Software & Services - 1.1%
Cerence, Inc., 1.50%, 07/01/2028	15,000,000	13,285,500
Telecommunication Services - 0.8%
Bandwidth, Inc., 0.50%, 04/01/2028	10,940,000	9,791,300
TOTAL CONVERTIBLE BONDS (Cost $79,253,524)		78,211,704
	Shares
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 1.1%
Financial Services - 1.1%
Rithm Capital Corp.
Series E, 8.75%, Perpetual	400,000	9,600,000
Series F, 8.75% to 2/15/2031 then 5 yr. CMT Rate + 5.01%, Perpetual	200,000	4,788,000
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $15,000,000)		14,388,000

		Shares	Value
COMMON STOCKS - 0.9%
Commercial & Professional Services - 0.0%(d)
ATENTO SA(b)(e)		661,412,762	$0
Financial Services - 0.7%
Chicago Atlantic BDC, Inc.		717,987	6,705,999
Southern Realty Trust, Inc.(e)		125,000	2,500,000
SRT_Blocker(e)		50,000	0
			9,205,999
Health Care Equipment & Services - 0.2%
Prosomnus Restructured Equity(b)(e)		1,584,196	1,980,245
TOTAL COMMON STOCKS (Cost $15,257,091)			11,186,244
PREFERRED STOCKS - 0.2%
Commercial & Professional Services - 0.2%
Atento Class A Preferred Shares, 12.00%, 02/23/2028(b)		5,587,837	2,793,918
TOTAL PREFERRED STOCKS (Cost $5,587,837)			2,793,918
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.2%(e)
Put Options - 0.2%
Lien_Put, Counterparty: Chicago Atlantic Advisers, LLC, Expiration: 06/30/2026; Exercise Price: $13.23	$6,705,999	717,987	2,792,969
TOTAL PURCHASED OPTIONS (Cost $1,791,378)			2,792,969
		Shares
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.1%
Financial Services - 0.1%
Southern Realty Trust, Inc.(e)		50,000	1,000,000
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,000,000)			1,000,000

The accompanying notes are an integral part of these financial statements.

6

Intrepid Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 6.0%
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard, Inc., 3.96%, 04/13/2026(a)(f)	$10,000,000	$9,986,833
Equity Real Estate Investment Trusts (REITs) - 1.2%
Extra Space Storage LP, 3.91%, 04/14/2026(a)(f)	16,000,000	15,977,467
Food, Beverage & Tobacco - 2.0%
Mondelez International, Inc., 4.00%, 04/02/2026(a)(f)	25,000,000	24,997,229
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc., 3.70%, 04/02/2026(a)(f)	25,000,000	24,997,431
TOTAL COMMERCIAL PAPER (Cost $75,958,960)		75,958,960
	Shares
MONEY MARKET FUNDS - 2.0%
Invesco Treasury Portfolio - Institutional Class, 3.56%(g)	25,392,779	25,392,779
TOTAL MONEY MARKET FUNDS (Cost $25,392,779)		25,392,779
TOTAL INVESTMENTS - 99.1% (Cost $1,265,943,831)		$1,250,772,910
Other Assets in Excess of Liabilities - 0.9%		11,420,284
TOTAL NET ASSETS - 100.0%		$1,262,193,194

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $894,538,895 or 70.9% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $18,066,316 or 1.4% of net assets as of March 31, 2026.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The rate shown is the annualized yield as of March 31, 2026.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

7

Intrepid Income Fund
Schedule of Forward Currency Contracts
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	04/01/2026	USD	8,379,111	EUR	7,104,162	$167,352
State Street Bank & Trust Co.	04/01/2026	EUR	7,104,162	USD	8,407,840	(196,082)
Net Unrealized Appreciation (Depreciation)						$(28,730)

EUR - Euro
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

8

Intrepid Funds
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	Intrepid Capital Fund	Intrepid Income Fund
ASSETS:
Investments, at value(1)	$107,713,558	$1,250,772,910
Interest receivable	500,944	18,708,555
Receivable for fund shares sold	247,032	4,878,967
Dividends receivable	84,259	413,744
Dividend tax reclaims receivable	36,252	—
Receivable for open forward currency contracts	—	167,352
Prepaid expenses and other assets	57,581	96,836
Total assets	108,639,626	1,275,038,364
LIABILITIES:
Payable for fund shares redeemed	276,561	4,364,640
Payable to Adviser	65,176	710,323
Payable for distribution fees	49,007	—
Distributions payable	16,272	1,017,014
Payable for open forward currency contracts	—	196,082
Payable for investments purchased	—	6,326,875
Payable for expenses and other liabilities	58,849	230,236
Total liabilities	465,865	12,845,170
NET ASSETS	$ 108,173,761	$1,262,193,194
NET ASSETS CONSISTS OF:
Paid-in capital	$108,878,470	$1,302,267,283
Total accumulated losses	(704,709)	(40,074,089)
Total net assets	$ 108,173,761	$1,262,193,194
Investor Class
Net assets	$29,113,571	$—
Shares outstanding	2,111,706	—
Institutional Class
Net assets	$79,060,190	$1,262,193,194
Shares outstanding	5,699,313	142,490,859
Total shares outstanding (unlimited shares of no par value authorized)	7,811,019	142,490,859
Investor Class Net asset value, offering and redemption price per share(2)	$13.79	$—
Institutional Class Net asset value, offering and redemption price per share(2)	$13.87	$8.86
(1) Cost of Investments	$96,238,066	$1,265,943,831
(2) If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

9

Intrepid Funds
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)

	Intrepid Capital Fund	Intrepid Income Fund
INVESTMENT INCOME:
Dividend income	$609,336	$2,672,049
Less: dividend withholding taxes	(2,995)	—
Interest income	1,017,378	48,763,714
Other income	8	—
Total investment income	1,623,727	51,435,763
EXPENSES:
Investment advisory fee	532,330	4,527,922
Fund administration and accounting fees	90,847	535,585
Legal fees	49,750	83,100
Distribution expenses - Investor Class	38,431	—
Transfer agent fees	29,315	185,525
Federal and state registration fees	20,554	40,222
Trustees’ fees	8,574	92,726
Audit fees	6,624	74,468
Custodian fees	4,126	29,598
Reports to shareholders	2,942	25,380
Compliance fees	546	5,430
Interest expense	—	72,445
Other expenses and fees	2,134	15,196
Total expenses	786,173	5,687,597
Expense reimbursement by Adviser	(135,562)	(85,877)
Net expenses	650,611	5,601,720
NET INVESTMENT INCOME	973,116	45,834,043
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,792,386	4,582,033
Forward currency contracts	—	64,615
Foreign currency translation	—	3,382
Net realized gain (loss)	4,792,386	4,650,030
Net change in unrealized appreciation (depreciation) on:
Investments	(4,667,766)	(36,979,763)
Forward currency contracts	—	(55,335)
Foreign currency translation	9	(8,116)
Net change in unrealized appreciation (depreciation)	(4,667,757)	(37,043,214)
Net realized and unrealized gain (loss)	124,629	(32,393,184)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,097,745	$13,440,859

The accompanying notes are an integral part of these financial statements.

10

Intrepid Funds
Statements of Changes in Net Assets

	Intrepid Capital Fund		Intrepid Income Fund
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$973,116	$2,228,785	$45,834,043	$74,281,560
Net realized gain (loss)	4,792,386	5,329,816	4,650,030	(3,087,887)
Net change in unrealized appreciation (depreciation)	(4,667,757)	3,753,283	(37,043,214)	6,976,111
Net increase (decrease) in net assets from operations	1,097,745	11,311,884	13,440,859	78,169,784
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(726,096)	(1,507,751)	(45,974,950)	(74,271,194)
From return of capital - Institutional Class	—	—	—	(266,068)
From earnings - Investor Class	(249,891)	(723,123)	—	—
Total distributions to shareholders	(975,987)	(2,230,874)	(45,974,950)	(74,537,262)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Institutional Class	9,559,149	18,782,485	409,601,656	585,974,896
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	723,952	1,499,729	40,411,780	66,739,831
Net assets from reorganization - Institutional Class	—	15,523,515	—	—
Cost of shares redeemed - Institutional Class	(3,117,170)	(5,315,377)	(280,898,955)	(287,022,949)
Redemption fees - Institutional Class	—	—	(9,802)	—
Proceeds from shares sold - Investor Class	1,513,717	1,181,422	—	—
Proceeds from shares issued to holders in reinvestment of dividends - Investor Class	235,762	685,816	—	—
Net assets from reorganization - Investor Class	—	22,502,681	—	—
Cost of shares redeemed - Investor Class	(3,999,264)	(8,221,417)	—	—
Net increase (decrease) in net assets from capital transactions	4,916,146	46,638,854	169,104,679	365,691,778
NET INCREASE (DECREASE) IN NET ASSETS	5,037,904	55,719,864	136,570,588	369,324,300
NET ASSETS:
Beginning of the period	103,135,857	47,415,993	1,125,622,606	756,298,306
End of the period	$ 108,173,761	$103,135,857	$1,262,193,194	$1,125,622,606

The accompanying notes are an integral part of these financial statements.

11

Intrepid Capital Fund
Financial Highlights
Institutional Class

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$13.83	$12.27	$10.71	$9.92	$11.72	$9.59
INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.35	0.40	0.48	0.27	0.19
Net realized and unrealized gain (loss) on investments(b)	0.04	1.54	1.57	0.79	(1.80)	2.17
Total from investment operations(e)	0.17	1.89	1.97	1.27	(1.53)	2.36
Net investment income	(0.13)	(0.33)	(0.41)	(0.48)	(0.24)	(0.16)
Return of capital	—	—	—	—	(0.03)	(0.07)
Total distributions	(0.13)	(0.33)	(0.41)	(0.48)	(0.27)	(0.23)
Net asset value, end of period	$13.87	$13.83	$12.27	$10.71	$9.92	$11.72
TOTAL RETURN	1.22%(c)	15.61%	18.52%	12.85%	−13.23%	24.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$79,060	$71,911	$34,901	$31,234	$29,083	$35,318
Ratio of expenses to average net assets:
Before expense reimbursement	1.41%(c)	1.48%	1.72%	1.84%	1.67%	1.57%
After expense reimbursement	1.15%(c)	1.15%	1.15%	1.13%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets	1.90%(c)	2.71%	3.41%	4.50%	2.43%	1.71%
Portfolio turnover rate	11%(d)	47%	33%	57%	36%	17%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized.
(d)	Annualized.
(e)	Total from investment operations per share includes redemption fees of less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

12

Intrepid Capital Fund
Financial Highlights
Investor Class

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$13.75	$12.21	$10.66	$9.88	$11.69	$9.58
INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.32	0.37	0.46	0.25	0.16
Net realized and unrealized gain (loss) on investments(b)	0.04	1.52	1.56	0.78	(1.80)	2.16
Total from investment operations(e)	0.16	1.84	1.93	1.24	(1.55)	2.32
Net investment income	(0.12)	(0.30)	(0.38)	(0.46)	(0.24)	(0.16)
Return of capital	—	—	—	—	(0.02)	(0.05)
Total distributions	(0.12)	(0.30)	(0.38)	(0.46)	(0.26)	(0.21)
Net asset value, end of period	$13.79	$13.75	$12.21	$10.66	$9.88	$11.69
TOTAL RETURN	1.16%(c)	15.29%	18.26%	12.67%	−13.39%	24.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,114	$31,225	$12,515	$11,733	$14,244	$19,764
Ratio of expenses to average net assets:
Before expense reimbursement	1.65%(c)	1.71%	1.93%	1.98%	1.92%	1.82%
After expense reimbursement	1.40%(c)	1.40%	1.36%	1.28%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets	1.66%(c)	2.51%	3.21%	4.32%	2.17%	1.46%
Portfolio turnover rate	11%(d)	47%	33%	57%	36%	17%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized.
(d)	Annualized.
(e)	Total from investment operations per share includes redemption fees of less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

13

Intrepid Income Fund
Financial Highlights
Institutional Class

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.09	$9.07	$8.68	$8.80	$9.78	$8.93
INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.73	0.75	0.83	0.64	0.61
Net realized and unrealized gain (loss) on investments(b)	(0.23)	0.01	0.37	(0.14)	(0.97)	0.84
Total from investment operations(e)	0.11	0.74	1.12	0.68	(0.33)	1.45
Net investment income	(0.34)	(0.72)	(0.73)	(0.81)	(0.65)	(0.60)
Return of capital	—	(0.00)(c)	—	—	—	—
Total distributions	(0.34)	(0.72)	(0.73)	(0.81)	(0.65)	(0.60)
Redemption fee per share	—	0.00(c)	—	—	—	—
Net asset value, end of period	$8.86	$9.09	$9.07	$8.68	$8.80	$9.78
TOTAL RETURN	1.21%(c)	8.53%	13.47%	8.06%	−3.59%	16.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,262,193	$1,125,623	$756,298	$359,089	$276,954	$265,212
Ratio of expenses to average net assets:
Before expense reimbursement	0.94%(c)	0.96%	1.00%	1.03%	0.98%	1.04%
After expense reimbursement	0.93%(c)	0.96%	0.97%	0.90%	0.91%	0.91%
Ratio of net investment income (loss) to average net assets	7.59%(c)	8.07%	8.42%	9.31%	6.75%	6.38%
Portfolio turnover rate	43%(d)	86%	99%	112%	146%	94%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized.
(d)	Annualized.
(e)	Total from investment operations per share includes redemption fees of less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

14

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
1. ORGANIZATION
Intrepid Capital Management Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on August 27, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At March 31, 2026, the Trust consisted of two series (the “Funds” and each a “Fund”): Intrepid Capital Fund and Intrepid Income Fund. The Intrepid Capital Fund’s Investor Class commenced operations on January 3, 2005, the Intrepid Capital Fund’s Institutional Class commenced operations on April 30, 2010, the Intrepid Income Fund’s Investor Class commenced operations on July 2, 2009 and ceased operations on January 31, 2014. Effective as of the close of business on January 31, 2014 all Investor Class shares of the Intrepid Income Fund were converted into Institutional Class shares. The Intrepid Income Fund’s Institutional Class commenced operations on August 16, 2010. On August 20, 2024, the Board of Trustees (the “Board”) of the Trust approved: (1) a plan of reorganization pursuant to which the Intrepid Small Cap Fund (the “Small Cap Fund”) was reorganized into the Intrepid Capital Fund (the “Capital Fund”); and (2) the subsequent liquidation and dissolution of the Small Cap Fund, effective on November 22, 2024. The reorganization, which was tax free to the shareholders of the Small Cap Fund and was subject to customary closing conditions, was effected by transferring all of the assets and liabilities of the Small Cap Fund to the Capital Fund in exchange for shares of the Capital Fund, with the shares of the Capital Fund being distributed pro rata by the Small Cap Fund to its shareholders.
The Reorganization was structured to qualify as a tax-free merger under the Internal Revenue Code for federal income tax purposes, and the Small Cap Fund shareholders recognized no gain or loss for federal income tax purposes as a result. For financial reporting purposes, assets received and shares issued by the Fund were recorded at market value; however, the cost basis of the investments received from the Small Cap Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions – The shares outstanding, net assets and NAV per share outstanding immediately before and after the Reorganization was as follows:
Small Cap Fund Institutional Class — Prior to Reorganization

Shares outstanding	925,380
Net Assets	$15,523,515
NAV per share	$16.78

Small Cap Fund Investor Class — Prior to Reorganization

Shares outstanding	1,384,877
Net Assets	$22,502,681
NAV per share	$16.25

Capital Fund Institutional Class — Prior to Reorganization

Shares outstanding	2,931,640
Net Assets	$38,080,963
NAV per share	$12.99

Capital Fund Investor Class — Prior to Reorganization

Shares outstanding	914,838
Net Assets	$11,821,230
NAV per share	$12.92

15

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Capital Fund Institutional Class — Post Reorganization

Shares outstanding(1)	4,124,883
Net Assets	$53,604,478
NAV per share	$13.00

Capital Fund Investor Class — Post Reorganization

Shares outstanding(2)	2,654,660
Net Assets	$34,323,911
NAV per share	$12.93

(1)	The total number of shares issued in the Reorganization was 1,195,067. Fractional Fund shares were not issued in the Reorganization.
(2)	The total number of shares issued in the Reorganization was 1,741,470. Fractional Fund shares were not issued in the Reorganization.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
Valuation of Securities – Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by Intrepid Capital Management, Inc. (the “Adviser”), in accordance with valuation procedures approved by the Board, and in accordance with provisions of the 1940 Act and rules thereunder. The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below. With regard to Level 2 prices, other significant observable inputs include quoted prices from similar securities, interest rates, prepayment speeds, credit risk, and, as applicable, the application of the fair value methodologies established by the Adviser, as discussed below. With regard to Level 3 prices, significant unobservable inputs include the application of the fair value methodologies established by the Adviser.
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The Board has appointed the Adviser as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act, to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the valuation designee, the Adviser has established methodologies for its fair valuation of the Funds’ portfolio investments. Specifically, securities or other assets for which there are no readily available market quotations are valued at their fair value as determined by the Adviser, as the valuation designee. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price, and a Fund may not be able to sell a security at the fair value. In determining fair value, the Adviser considers all relevant qualitative and quantitative information available including news regarding significant market or security specific events. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and may include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. As appropriate, the Adviser uses independent pricing services and

16

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
independent valuation advisory firms to assist in calculating the value of each Fund’s securities or other assets. Such services and firms are subject to the oversight of the Adviser.
Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, registered closed end funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. If there are no sales on a given day for securities traded on an exchange, the latest mean quotation will be used. If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest mean quotations from Nasdaq will be used. When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When using the latest mean quotation, the security will be classified as Level 2.
Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.
Purchased options are valued at the mean of the bid and ask price on the primary exchange on which the option trades and are categorized as level 1 of the fair value hierarchy. If there is not a bid and ask price on the primary exchange on which the option trades, or if the Adviser determines that the mean of the bid and ask price does not accurately reflect the current value, the option will be valued at fair value as determined under the fair value pricing procedures and may be categorized as level 2 or level 3, as appropriate.
Debt securities, such as corporate bonds, convertible bonds, bank loans, and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer. These securities will generally be classified as Level 2 securities. Warrants for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Board. These securities will generally be classified as Level 2 securities. If the warrant is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.
Other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis and in accordance with the specific facts and circumstances of each investment. Because fair value determinations for these securities require significant judgment, the Adviser considers a variety of quantitative and qualitative factors. Depending on the nature of the security, the fair valuation methodologies may include, as appropriate: (1) evaluation of relevant factors such as the issuer’s recent operating performance, capital structure, liquidity profile, pricing history, and current market conditions observed for the issuer or sector; (2) comparison to values, yields, and pricing of securities with comparable credit profiles, maturities, covenant packages, and seniority levels, including reference to observable market indices (e.g., ICE BofAML high-yield benchmarks) and recent transactions in comparable debt or equity instruments; (3) analysis of historical and projected financial information for the issuer, including updated cash-flow forecasts, restructuring outcomes, covenant compliance expectations, and other issuer-specific developments; and (4) other security-specific factors relevant to the valuation, which may include the incorporation of treasury benchmark rates; observable market yields for similarly rated corporate debt; borrower-specific credit spreads; covenant strength; collateral coverage analyses; expected repayment profiles; modeling of future cash flows under discounted-cash-flow approaches; application of guideline-public-company valuation multiples; discounts for lack of marketability; and, where applicable, allocation methodologies such as option-pricing methods or recovery-based analyses. These securities will generally be classified as Level 3 Securities. Fair values may differ from the values that would have been used had an active, liquid market for the investments existed, and such differences could be material to the financial statements.

17

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Forward currency contracts derive their value from the underlying currency prices. These are valued by a pricing service using pricing models. The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.
The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.
As of March 31, 2026, the Funds’ assets and liabilities carried at fair value were classified as follows:
Intrepid Capital Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$71,408,395	$—	$—	$71,408,395
Total Corporate Bonds*	—	18,111,759	1,436,413	19,548,172
Total Exchange Traded Funds*	4,608,917	—	—	4,608,917
Total Bank Loans*	—	3,457,464	—	3,457,464
Total Real Estate Investment Trusts*	700,459	—	—	700,459
Total Preferred Stock*	—	—	407,769	407,769
Total Purchased Options*	—	148,590	—	148,590
Total Warrants*	—	440	—	440
Money Market Fund*	7,433,352	—	—	7,433,352
Total Assets	$84,151,123	$21,718,253	$1,844,182	$107,713,558

*	For further information regarding security characteristics, please see the Schedule of Investments.
Intrepid Income Fund

	Level 1	Level 2	Level 3	Total
Assets
Total Corporate Bonds*	$5,028,000	$850,797,320	$13,292,153	$869,117,473
Total Bank Loans*	—	169,930,863	—	169,930,863
Total Convertible Bonds*	—	78,211,704	—	78,211,704
Total Preferred Stock*	—	—	2,793,918	2,793,918
Total Common Stock*	6,705,999	2,500,000	1,980,245	11,186,244
Total Real Estate Investment Trusts - Common*	—	1,000,000	—	1,000,000
Total Real Estate Investment Trusts - Preferred*	14,388,000	—	—	14,388,000
Purchased Options*	—	2,792,969	—	2,792,969
Total Commercial Paper*	—	75,958,960	—	75,958,960
Money Market Fund*	25,392,779	—	—	25,392,779
Unrealized Appreciation on Forward Currency Contracts	—	167,352	—	167,352
Total Assets	$51,514,778	$1,180,359,168	$18,066,316	$1,249,940,262
Unrealized Depreciation on Forward Currency Contracts	—	(196,082)	—	(196,082)
Total Liabilities	$—	$(196,082)	$—	$(196,082)

*	For further information regarding security characteristics, please see the Schedule of Investments.

18

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period.
Intrepid Capital Fund

	Preferred Stock	Corporate Bonds
Beginning Balance - October 1, 2025	$611,653	$1,357,920
Purchases	—	78,493
Sales	—	—
Realized gains	—	—
Realized losses	—	—
Change in unrealized appreciation	(203,884)	—
Net Transfers Into Level 3	—	—
Net Transfers Out of Level 3	—	—
Ending Balance - March 31, 2026	$407,769	$1,436,413

Intrepid Income Fund

	Common Stock	Preferred Stock	Corporate Bonds	Bank Loan
Beginning Balance - October 1, 2025	$1,584,196	$4,190,878	$15,888,997	$3,446,837
Purchases	—	—	733,849	—
Sales	—	—	—	—
Realized gains	—	—	—	—
Realized losses	—	—	—	—
Change in unrealized appreciation	396,049	(1,396,960)	(7,506)	(3,446,837)
Net Transfers Into Level 3	—	—	—	—
Net Transfers Out of Level 3	—	—	(3,323,187)	—
Ending Balance - March 31, 2026	$1,980,245	$2,793,918	$13,292,153	$—

As of March 31, 2026, the change in unrealized appreciation on the positions still held in the Intrepid Capital Fund was $(203,884) and was $(1,008,416) for the Intrepid Income Fund.
The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3.

Fund	Type of Security	Industry	Fair Value at 3/31/2026	Valuation Techniques	Unobservable Inputs	Range
Intrepid Capital Fund	Preferred Stock	Commercial & Professional Services	$407,769	Market Approach/ Recovery Analysis	EBITDA Multiples	2.9X - 3.5X
Intrepid Capital Fund	Corporate Bonds	Commercial & Professional Services	$902,106	Discounted Cash Flow	Discount Rate	12.25% to 13.25%
Intrepid Capital Fund	Corporate Bonds	Commercial & Professional Services	$534,307	Discounted Cash Flow	Discount Rate	18.25% to 19.25%

19

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)

Fund	Type of Security	Industry	Fair Value at 3/31/2026	Valuation Techniques	Unobservable Inputs	Range
Intrepid Income Fund	Common Stock	Health Care Equipment & Services	$1,980,245	Market Approach	Revenue Multiples	1.7X
					Discount for lack of Marketability	35%
				Guidline Transaction Analysis	Revenue Multiples	1.7X
					Discount for lack of Marketability	35%
					Minority Discount	30%
Intrepid Income Fund	Preferred Stock	Commercial & Professional Services	$2,793,918	Market Approach/ Recovery Analysis	EBITDA Multiples	2.9X - 3.5X
Intrepid Income Fund	Corporate Bonds	Commercial & Professional Services	$9,106,806	Discounted Cash Flow	Discount Rate	12.25% to 13.25%
Intrepid Income Fund	Corporate Bonds	Commercial & Professional Services	$4,185,347	Discounted Cash Flow	Discount Rate	18.25% to 19.25%

The significant unobservable inputs used in the fair value measurement of the Intrepid Capital Fund and Intrepid Income Fund underlying investments are discount rates, revenue and EBITDA multiples, discounts for lack of marketability, and market adjustment factors. Significant increases (decreases) in unobservable inputs in isolation may have resulted in a higher (lower) fair value measurements.
Derivative Instruments and Hedging Activities – The Adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. During the period ended March 31, 2026, the Intrepid Income Fund held derivative instruments.
Forward Currency Contracts – The Intrepid Income Fund used forward currency contracts during the period for the purpose of hedging exposures to non-U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a Fund, but may also lower Fund performance. The use of these contracts does not create leverage in the Fund, but does expose the Fund to counterparty credit risk. When the contract is settled, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it settled.
Effect of Forward Currency Contracts on the Statement of Operations for the Period Ended March 31, 2026

	Change in Unrealized Appreciation on Forward Currency Contracts	Realized Gain on Forward Currency Contracts
Intrepid Income Fund	$(55,334)	$64,615

20

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The average monthly notional amounts of forward currency contracts during the period ended March 31, 2026 were as follows:

Intrepid Income Fund
Long Positions
Forward currency contracts	$—
Short Positions
Forward currency contracts	$12,547,364

Long position forward currency contracts are received and settled in foreign currency. Short position forward currency contracts are received and settled in U.S. dollar.
At March 31, 2026, the Trust is invested in forward foreign currency contracts in the Income Fund, which is reflected in the Statements of Assets and Liabilities, as follows:

Fund	Risk	Derivative Type	Derivative Assets		Derivative Liability
			Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Intrepid Income Fund	Currency	Forward foreign currency exchange	Unrealized appreciation on foreign forward currency contracts	$167,352	Unrealized depreciation on foreign forward currency contracts	$196,082
				$167,352		$196,082

Purchased Options Derivative Instruments – The Intrepid Income Fund may engage in option transactions, including purchasing options to help mitigate potential declines in the value of certain long positions. A call option gives the purchaser, for a premium, the right to buy the underlying security, index, or other instrument at the exercise price, while a put option gives the purchaser the right to sell the underlying instrument at the exercise price. When the Fund purchases an option, it pays a premium that is recorded as an asset and adjusted daily to reflect the option’s current market value. If the option expires unexercised, the Fund records a realized gain or loss equal to the difference between the premium paid and the closing value. If the option is exercised, the premium is recorded as an adjustment to the cost of securities purchased (for calls) or to the proceeds from securities sold (for puts). The difference between the premium paid and the amount received or paid in a closing transaction is also recognized as a realized gain or loss.
The average monthly value outstanding of options purchased during the fiscal year ended March 31, 2026 for the Intrepid Capital Fund was $, and for the Intrepid Income Fund was $.
The following is a summary of the effect of purchased options on the Fund’s Statements of Assets and Liabilities as of March 31, 2026:

Equity Risk Contracts	Investments, at Value
Intrepid Capital Fund Purchased Options	$148,590
Intrepid Income Fund Purchased Options	$2,792,969

The following is a summary of the effect of purchased options on the Fund’s Statements of Operations as of March 31, 2026:

Equity Risk Contracts	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation (Depreciation) on Investments
Intrepid Capital Fund Purchased Options	$ —	$44,310
Intrepid Income Fund Purchased Options	$—	$832,865

21

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Offsetting on the Statement of Assets and Liabilities – For financial reporting purposes, the Fund offsets financial assets and financial liabilities that are subject to master netting arrangements or similar agreements within appreciation on forward currency contracts and depreciation on forward currency contracts on the Statements of Assets and Liabilities.
Derivative Risk – The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Indemnification – In the normal course of business the Funds enter into contracts that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.
Foreign Currency Transactions – The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are reflected in net realized and unrealized gain or loss on investments and foreign currency translation.
The value of a Fund’s foreign investments may be significantly affected by changes in currency exchange rates, and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s income without providing a tax credit for the Fund’s shareholders.
Securities Transactions and Investment Income – The Funds record security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Net realized gains or losses are determined using the identified cost method.
Distribution to Shareholder Policy – Dividends from net investment income, if any, are declared and paid at least monthly or quarterly, for Intrepid Income Fund and Intrepid Capital Fund, respectively. Distributions of net realized capital gains, if any, are declared and paid at least annually.
Federal Income Taxes – The Funds comply with, and intend to continue to comply with, the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from Federal income taxes.
Allocation of Income, Expenses, and Gains/Losses – Income, expenses (other than those deemed to be attributable to a specific share class), and gains and losses of each Fund are allocated to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of that Fund. Expenses deemed directly attributable to a specific class of shares are charged against the operations of such class. Most Fund expenses are allocated by class based on relative net assets.

22

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Segment Reporting – An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
Subsequent Events Evaluation – In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events after the Statements of Assets and Liabilities date of March 31, 2026 through the date the financial statements were issued.
New Accounting Pronouncement – The Fund is subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Fund’s financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. The amount of foreign withholding taxes paid during the year ended December 31, 2025 is not significant and accordingly, a disclosure of income taxes paid for the year ended December 31, 2025, is not presented.
3. INVESTMENT ADVISER
The Trust has entered into investment advisory agreements (collectively, “Agreement”) with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services on the Intrepid Capital Fund at the annual rate of 1.00% on the first $500 million of average daily net assets and 0.80% on the Intrepid Capital Fund’s average daily net assets in excess of $500 million, and on the Intrepid Income Fund at the annual rate of 0.75% of that Fund’s average daily net assets.
For the Intrepid Capital Fund, the Adviser agreed to waive its management fee and/or reimburse other expenses in both the Investor Share Class and Institutional Share Class, including organization expenses, to the extent necessary to ensure that operating expenses did not exceed 1.15%. The Investor Share Class may have a Net Expense ratio higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the 1940 Act, acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation. For the Intrepid Income Fund, the Adviser agreed to waive its management fee and/or reimburse other expenses of the Fund, including organization expenses, to the extent necessary to ensure that the Fund’s operating expenses did not exceed 1.00% of average daily net assets. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation. Any such waivers or reimbursements for the Funds are subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses on a monthly basis during the fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the month such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as set forth below.

	Year of Expiration
	2027	2028	2029
Intrepid Capital Fund	$256,955	$270,258	$135,562
Intrepid Income Fund	$148,093	$37,331	$85,877

23

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
4. DISTRIBUTION PLAN
The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, which provides that the Funds may reimburse the Funds’ distributor or others at an annual rate of up to 0.25% of the average daily net assets of the Investor Class of the Capital Fund.
Quasar Distributors, LLC serves as distributor to the Funds.
5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities (excluding short-term securities) by the Funds for the period ended March 31, 2026 were as follows:

	Non-U.S. Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Intrepid Capital Fund	$37,548,257	$36,555,269	$—	$—
Intrepid Income Fund	1,116,654,728	729,865,027	—	—

6. CAPITAL SHARE TRANSACTIONS
Intrepid Capital Fund – Investor Class

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2025
Shares sold	107,007	1,834,422
Shares issued to holders in reinvestment of dividends	17,097	53,647
Shares redeemed	(283,322)	(642,178)
Net decrease in shares	(159,218)	1,245,891
Shares outstanding:
Beginning of year	2,270,924	1,025,033
End of year	2,111,706	2,270,924

Intrepid Capital Fund – Institutional Class

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2025
Shares sold	669,196	2,648,383
Shares issued to holders in reinvestment of dividends	52,195	115,884
Shares redeemed	(223,216)	(407,750)
Net decrease in shares	498,175	2,356,517
Shares outstanding:
Beginning of year	5,201,138	2,844,621
End of year	5,699,313	5,201,138

Intrepid Income Fund

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2025
Shares sold	45,354,181	64,899,729
Shares issued to holders in reinvestment of dividends	4,499,139	7,412,393
Shares redeemed	(31,176,244)	(31,928,684)
Net decrease in shares	18,677,076	40,383,438
Shares outstanding:
Beginning of year	123,813,783	83,430,345
End of year	142,490,859	123,813,783

24

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
7. FEDERAL INCOME TAX INFORMATION
The tax components of distributions paid during the fiscal years ended September 30, 2025 are as follows:

	September 30, 2025
	Ordinary Income	Return of Capital	Long-Term Capital Gains
Intrepid Capital Fund	$2,230,874	$—	$—
Intrepid Income Fund	74,271,194	266,068	—

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, the following table shows the reclassifications made:

	Undistributed Net Investment Income (Losses)	Accumulated Net Realized Gains (Losses)	Paid-in Capital
Intrepid Capital Fund	$179	$(1,697,819)	$1,697,640
Intrepid Income Fund	412,110	(146,042)	(266,068)

These reclassifications primarily relate to adjustments with differing book and tax methods of accounting for the usage of investment losses and currency adjustments.
As of September 30, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Intrepid Capital Fund	Intrepid Income Fund
Cost of investments	$78,132,875	$1,094,988,571
Unrealized appreciation	28,431,116	30,511,247
Unrealized depreciation	(3,946,277)	(10,552,923)
Net unrealized appreciation	24,484,839	19,958,324
Undistributed ordinary income	93	—
Undistributed long-term capital gain	—	—
Distributable income	93	—
Other accumulated loss	(25,311,399)	(27,498,322)
Total accumulated gain (loss)	$(826,467)	$(7,539,998)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
At September 30, 2025, the Intrepid Capital Fund has short-term tax basis capital losses of $16,151,707, short-term limited tax basis capital losses of $312,041 and long-term limited tax basis capital losses of $8,124 which may be carried forward to offset future capital gains. To the extent that the Intrepid Capital Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
During the 2025 fiscal year, Intrepid Capital Fund utilized $705,988 of short-term capital loss carryover, and utilized $4,504,329 of long-term capital loss carryover.
At September 30, 2025, the Intrepid Income Fund had short-term tax basis capital losses of $14,203,392 and long-term tax basis capital losses of $13,303,044 which may be carried forward to offset future capital gains. To the extent that the Intrepid Income Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end September 30, 2025, or for any other tax years which are open for exam. As of September 30, 2025, the Intrepid Capital Fund and the Intrepid Income Fund’s open tax years

25

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
include the tax years ended September 30, 2023 through 2025. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties, nor were any accrued as of September 30, 2025.
8. LINE OF CREDIT
The Intrepid Capital Management Funds Trust has a $125,000,000 uncommitted, senior secured 364-day umbrella line of credit, for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The average interest rate as of March 31, 2026, was 6.50%. During the period ended March 31, 2026, Intrepid Income Fund’s maximum borrowing was $ 34,924,000 and average borrowing was $961,625. During the period ended March 31, 2025, the Intrepid Capital Fund did not borrow from the line of credit. There were no loans outstanding as of the year ended March 31, 2026.
9. LIQUIDITY RISK MANAGEMENT PROGRAM
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to manage “liquidity risk” (the “LRMP”). “Liquidity Risk” is defined as the risk that the Fund could not meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interest in the Fund. The LRMP is overseen by the Program Administrator, a committee comprised of representatives of the Fund’s investment adviser and officers of the Fund. The Fund’s Board of Directors has approved the designation of the Program Administrator to oversee the LRMP.
On November 18, 2025, the Trustees reviewed and considered a written report prepared by the Program Administrator that addressed the operation of the LRMP and assessed the LRMP’s adequacy and effectiveness of implementation for the most recent annual period (the “Review Period”). During the period covered by the report, it was determined that: (1) the LRMP continues to be reasonably designed to effectively assess and manage the Funds’ Liquidity Risk; and (2) the LRMP has been adequately and effectively implemented with respect to the Fund during the reporting period. Following the Trustees’ review and discussion, they determined that they believe the disclosures in the report, taken as a whole, provide the information necessary for the Trustees to effectively asses the LRMP and its implementation during the Review Period, and that they are comfortable with the report’s conclusion that the LRMP is reasonably designed to assess and manage the Funds’ liquidity risk and complies with the requirements of Rule 22e-4, and that the LRMP has operated as intended during the Review Period.
Investment Advisory Agreement Disclosure
On November 18, 2025, the Board of Trustees of Intrepid Capital Management Funds Trust (the “Trustees”) approved the continuation of the investment advisory agreements for the Intrepid Capital Fund and the Intrepid Income Fund (each a “Fund” and, collectively, the “Funds”) with the investment adviser to the Funds, Intrepid Capital Management, Inc. (the “Adviser”). As part of the process of approving the continuation of the advisory agreements, the Trustees reviewed the fiduciary duties of the Trustees with respect to approving the advisory agreements and the relevant factors for the Trustees to consider, and the members of the Board of Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Trustees”) met in executive session to discuss the renewal of the advisory agreements.
In advance of the meetings, the Adviser sent detailed information to the Trustees to assist them in their evaluation of the investment advisory agreements. This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Trustees’ consideration of the advisory agreements; detailed comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid and other payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about the Funds’ compliance program; and other information the Trustees believed was useful in evaluating the approval of advisory agreements.
All of the factors discussed by the Trustees were considered as a whole, and were considered separately by the Independent Trustees, meeting in executive session. The factors were viewed in their totality by the Trustees, with no

26

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
single factor being the principal or decisive factor in the Trustees’ determination of whether to approve the continuation of the investment advisory agreements. The Trustees recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Trustees and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years. Prior to approving the continuation of the investment advisory agreements, the Trustees and the Independent Trustees in executive session considered, among other items:
•	The nature and quality of the investment advisory services provided by the Adviser.
•	A comparison of the fees and expenses of the Funds to other similar funds.
•	A comparison of the fee structures of other accounts managed by the Adviser.
•	Whether economies of scale are recognized by the Funds.
•	The costs and profitability of the Funds to the Adviser.
•	The performance of the Funds.
•	The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee).
The material considerations and determinations of the Board of Trustees, including all of the Independent Trustees, are as follows:
Nature and Quality of Investment Advisory Services
The Trustees noted that the Adviser supervises the investment portfolios of the Funds, directing the day-to-day management of the Funds’ portfolios, including the purchase and sale of investment securities, and they concluded that the Adviser expends substantial resources to provide this supervision. The Trustees then discussed with management the nature of the investment process employed by the portfolio managers of the Funds, which is highly research intensive, and requires that the Adviser expend substantial resources to determine the portfolio of the Funds.
Management noted that in employing its strategy, the Adviser conducts extensive research on target companies, including telephonic and onsite interviews with management, competitors, analysts and others. The Trustees then discussed staffing at the Adviser, and concluded that the Adviser has sufficient staffing to conduct the research needed to meet the investment objectives of the Funds.
The Trustees also considered the background and experience of the Adviser’s senior management and expertise of, and the level of attention given to the Funds by, investment personnel of the Adviser, and determined that the personnel servicing the Funds are well qualified. In addition, the Trustees deliberated on the quality of the material service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser, noting that they believe the service providers are respected in the industry and provide valuable services to the Funds.
Based on the Trustees’ review, the Trustees believe that the Adviser provides high quality services to the Funds, and they noted that their overall confidence in the Adviser is high. The Trustees also determined that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that each Fund’s operations are conducted in compliance with applicable laws, rules and regulations.
Comparative Fees and Expenses
The Trustees then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees that impact costs to the shareholders of the Funds, noting that as discussed, managing the Funds is resource intensive. Management reviewed with the Trustees the comparison of the Funds’ expense ratios to other similar funds. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used by the Adviser to determine the mutual funds that make up the peer universes for purposes of their review.

27

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
While the Funds had higher than average fees and expenses, the Trustees believe this was due to the resource intensive nature of the Funds and the lower average net assets under management of the Funds when compared to the peer groups. The Trustees concluded that the expense ratios of the Funds are within a reasonable range of comparable mutual funds, and that the Funds’ fees are reasonable.
Comparison of Fee Structures of Other Accounts
The Trustees then inquired of management regarding the distinction between the services performed by the Adviser for separate accounts or private investment companies and those performed by the Adviser for the Funds. The Adviser noted that the management of the Funds involves more comprehensive and substantive duties than the management of separate accounts or private investment companies. Specifically, the Adviser noted the following:
•	The Adviser provides tailored investment advisory services to the Funds in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.
•
With regard to the Funds, the Adviser attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.

•	The Adviser maintains a robust shareholder communication effort for the Funds to reach shareholders through direct contact, through intermediaries, or via the financial press.
•	The Adviser coordinates with the Funds’ Chief Compliance Officer and other service providers to insure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code.
•	Separate accounts or private investment companies do not require the same level of services and oversight, nor do they present the same compliance risk.
The Trustees concluded that the services performed by the Adviser for the Funds require a higher level of service and oversight than the services performed by the Adviser for separate accounts or private investment companies, and that the services performed by the Adviser for the Funds require a higher level of compliance resources from the Adviser. Based on this determination, the Trustees believe that the differential in advisory fees between the Funds and the separate accounts and private investment companies is reasonable, and concluded that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients are reasonable.
In addition to the above, the Trustees discussed with management the fact that increasingly investors in the Funds invest through brokerage platforms (intermediaries), with fewer investors going directly to the Funds’ transfer agent. The Trustees noted that in connection with the intermediaries, the Adviser absorbs all costs in excess of the fees paid by the Funds. As result, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for separately managed accounts.
Performance
The Trustees noted that at each quarterly meeting, the Trustees review reports comparing the investment performance of the Funds to various indices. Based on the information provided at this meeting and the information and quarterly discussions regarding the Funds’ investment performance, the Trustees believe that the Adviser manages the Funds in a manner that is materially consistent with their stated investment objective and style.
The Trustees reviewed the Adviser’s quality of investment management, management history and ability to successfully market the Funds. The Trustees noted that while the Funds have underperformed, the investment strategies of the Funds are designed to provide lower risk, which means it is expected that the Funds will underperform on a comparative basis during periods of market outperformance, but that investors should be protected in case of a downturn in the market.
The Trustees concluded that the performance of the Funds, adjusting for risk, has been satisfactory on a relative basis and on an absolute basis. They continue to believe that the Adviser’s discipline should lead to more favorable results in the long-term, and concluded that renewal of the existing advisory agreement was in the best interest of the Funds’ shareholders.

28

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Costs and Profitability
The Trustees considered the cost of services provided and the profits realized by the Adviser, by reviewing reports provided by the Funds’ administrator that compared the Funds’ investment advisory fees to those of other comparable mutual funds. Mr. Travis acknowledged that the Funds’ contractual investment advisory fee was higher than the industry average and attributed it to other peer funds realizing economies of scale to decrease advisory costs. The Trustees also considered the Funds’ overall expense ratios compared to peer group funds and the Adviser’s willingness to waive a portion of its advisory fees to keep the overall expenses of the Funds lower.
The Adviser provided the Independent Trustees with information regarding the Adviser’s financial performance. The Independent Trustees discussed the financial health of the Adviser and the ability of the Adviser to provide high quality services to the Funds. In connection with this discussion, the Trustees discussed the Adviser’s profitability, as presented, and the impact of the intermediary service fees on the profitability. The Trustees also considered the resources and revenues that the Adviser has put into managing and distributing the Funds, and concluded that the level of profitability realized by the Adviser from its provision of services to the Funds is reasonable, and that the overall expense ratios and investment advisory fees were fair and within a reasonable range of industry averages.
Economies of Scale
The Trustees then discussed with management whether economies of scale are recognized by the Funds. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. On the other hand, the Trustees noted that many of the Funds’ expenses are subject to diseconomies of scale. For example, the intermediary service fees generally increase as the Funds’ assets grow. Given the size of the Funds and the reimbursements being made by the Adviser, the Trustees determined that the proposed fee schedules were acceptable.
Fall-Out Benefits
The Trustees then considered other benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee). The Trustees noted that the Adviser derives ancillary benefits from its association with the Funds in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Funds. The Trustees determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process. The Trustees concluded that the other benefits realized by the Adviser from its relationship with the Funds were reasonable.

29

INTREPID FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Conclusion
After reviewing the materials and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Trustees, the Trustees, including all of the Independent Trustees, approved the continuation of the investment advisory agreements.
The Trustees noted that all of the factors above were considered by them as a whole, and separately by the Independent Trustee meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or decisive factor in their determination of whether to approve the continuation of the investment advisory.

30

Intrepid Funds
OTHER INFORMATION
March 31, 2026 (Unaudited)
Disclosure Regarding Fund Trustees and Officers

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees(1)
Peter R. Osterman, Jr. c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 76	Trustee	Indefinite Term; Since November 2004
Retired, former Senior Vice President and Chief Financial Officer, HosePower U.S.A. (an industrial tool distributor) (October 2010- March 2016), Chief Financial Officer, JAX Refrigeration, Inc. (a commercial refrigeration construction company) (April 2016-June 2017), Chief Financial Officer, Standard Precast, Inc. (an industrial concrete casting company) (June 2017- October 2017)
				Two	None
Ed Vandergriff, CPA c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 75	Trustee	Indefinite Term; Since November 2004	President, Development Catalysts (a real estate finance and development company) (2000-present).	Two	None
John Louis Fouts c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 58	Trustee	Indefinite Term; Since February 2024	Owner and Portfolio Manager, Fouts family Investments (a sole proprietorship) (January 2022 to Present); Partner, Water Street Capital (Private Investment Firm) (January 2002 to December 2021).	Two	Trustee, Georgia Tech (July 2022 to Present) Trustee, Harvard Business School Alumni Advisory Board (September 2018 to June 2023)

31

Intrepid Funds
OTHER INFORMATION
March 31, 2026 (Unaudited)(Continued)

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officer
Timothy A. Page c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 42	Treasurer and Secretary	Indefinite Term; Since April 2023
Chief Financial Officer, Intrepid Capital Management, Inc. (April 2023-Present), Vice President & Controller, Genesis Health, (July 2022-March 2023), Vice President & Controller, RS&H, Inc. (December 2016-June 2022)
				N/A	N/A

(1)	“Independent” trustees are trustees who are not deemed to be “interested persons” (as defined in the 1940 Act) of the Trust.
The Statement of Additional information includes additional information about the Fund’s Trustees and is available free of charge upon request by calling the Fund toll free at 1.866.996.3863.
PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).
The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES
The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Once filed, the Funds’ Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1.866.996.3863.

32

Intrepid Funds
OTHER INFORMATION
March 31, 2026 (Unaudited)(Continued)
Disclosure Regarding Advisors to the Board

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Portfolios in Fund Complex Overseen by Advisor to the Board	Other Directorships Held by Advisor to the Board
Disinterested Advisors to the Board(1)
Robert Brian King c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 63	Advisor to the Board	Indefinite Term; Since February 2024	CPG Partner, Valor Equity Partners (Private Investment Firm) (June 2021 to Present); CEO, RBK Advisory Services (Business Advisory Services) (June 2018 to Present).	Two
Trustee, Boys & Girls Club of Northeast Florida (August 2018 to Present); Trustee, 88 Acres; (June 2018 to Present); Trustee, Good Karma Foods (October 2020 to Present); Trustee, Shameless Pets; (August 2021 to Present); Trustee, Episcopal School of Jacksonville (May 2016 to May 2023)

(1)
From time to time, the Board of Trustees may appoint advisors to the Board of Trustees (each an “Advisor”) with the intention of having qualified individuals serve in an advisory capacity to garner experience in the mutual fund and asset management industry and be considered as potential Trustees in the future. The Board of Trustees has determined that Mr. King is not an interested person (as defined in the Investment Company Act of 1940) of the Trust.

33

INTREPID FUNDS
OTHER INFORMATION
March 31, 2026 (Unaudited)
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.

34

INTREPID FUNDS
OTHER INFORMATION
March 31, 2026 (Unaudited)(Continued)
Item 9 – Proxy Disclosures for Open-End Management Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.

35

INTREPID FUNDS
OTHER INFORMATION
March 31, 2026 (Unaudited)(Continued)
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included under Item 7a in the Statement of Operations.

36

INTREPID FUNDS
OTHER INFORMATION
March 31, 2026 (Unaudited)(Continued)
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
Included under Item 7a in the Notes to the Financial Statements.

37

Board of Trustees
Edward Vandergriff
Mark Travis
Peter Osterman, Jr.
John Louis Fouts
Robert Brian King (Advisor to the Board)
Investment Adviser
Intrepid Capital Management, Inc.
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
Legal Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202
Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Shareholder/Investor Information
1.866.996.3863
www.intrepidcapitalfunds.com

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form N-CSR, and are incorporated herein by reference.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Information regarding the remuneration paid to trustees and officer is included within the financial statements filed under Item 7(a) of this Form N-CSR, and is incorporated herein by reference.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for approval of the investment advisory contracts is included with the financial statements filed under Item 7(a) of this Form N-CSR, and is incorporated herein by reference.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Intrepid Capital Management Funds Trust

By (Signature and Title)*	/s/ Mark F. Travis
Mark F. Travis, Principal Executive Officer

Date	5/27/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark F. Travis
Mark F. Travis, Principal Executive Officer

Date	5/27/2026

By (Signature and Title)*	/s/ Timothy A. Page
Timothy A. Page, Principal Financial Officer

Date	5/27/2026

* Print the name and title of each signing officer under his or her signature.